Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance under the Plan (as defined below)
Amount Registered | shares	21,000,000
Proposed Maximum Offering Price per Unit	5.85
Maximum Aggregate Offering Price	$ 122,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,965.58
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Evolv Technologies Holdings, Inc.'s (the "Registrant") Class A common stock, $0.0001 par value per share ("Common Stock") that become issuable under the Evolv Technologies Holdings, Inc. 2021 Incentive Award Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on August 4, 2026, as reported on The Nasdaq Global Select Market. (3) The Registrant does not have any fee offsets. (4) Represents an additional 21,000,000 shares of Common Stock issuable under the Plan. The Registrant previously filed a registration statement on Form S-8 (File No. 333-259691) with respect to shares issuable under the Plan. (5) The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on August 4, 2026, as reported on The Nasdaq Global Select Market.